Condensed Consolidated Balance Sheets - AutoLotto, Inc. [Member] - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash	$ 1,179,467	$ 3,825,511	$ 158,492
Restricted cash		6,950,000
Accounts receivable	33,072,278	26,195	46,922
Prepaid expenses	10,815,458	22,013,110	22,308,882
Other current assets	238,627	788,033	753,225
Total current assets	45,305,830	33,602,849	23,267,521
Investments	250,000	250,000	250,000
Goodwill	17,937,691	12,997,048	12,997,048
Intangible assets, net	27,820,753	3,211,250	4,003,583
Property and equipment, net	1,297,885	670,952	1,290,699
Total assets	92,612,159	50,732,099	41,808,852
Liabilities
Trade payables	2,986,762	2,176,621	2,614,297
Deferred revenue	598,214	7,763,593	116,288
Convertible debt, net – current	8,912,163	8,882,665
Notes payable – current	4,077,982	12,207,180	12,186,642
Accrued interest	3,435,111	721,717	327,435
Accrued and other expenses	4,992,522	2,335,350	2,088,988
Total current liabilities	25,002,754	34,087,126	17,333,650
Convertible debt, net – non current	31,569,218	10,000	4,098,996
Other long term liabilities	1,600,000
Total liabilities	58,171,972	34,097,126	21,432,646
Commitments and contingencies
Controlling Interest
Common stock Par value $.0001, 8,610,000 shares authorized, 5,158,607 issued and outstanding as of December 31, 2020 and 2019 respectively	5,912	5,159
Additional paid-in capital	123,368,737	111,770,147	109,698,715
Accumulated deficit	(91,577,868)	(95,140,570)	(89,327,905)
Total AutoLotto Inc. stockholder’s equity	31,797,018	16,634,973	20,376,206
Noncontrolling Interest	2,643,169
Total Stockholders’ Equity	34,440,187	16,634,973
Total Liabilities & Stockholders’ Equity	92,612,159	50,732,099	$ 41,808,852
Preferred Stock – Series Seed
Controlling Interest
Preferred stock value	63	63
Preferred Stock – Series A
Controlling Interest
Preferred stock value	122	122
Preferred Stock – Series A1
Controlling Interest
Preferred stock value	22	22
Preferred Stock – Series A2
Controlling Interest
Preferred stock value	$ 30	$ 30